Other Liabilities - Schedule of Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 361	$ 333
Encumbrance on real estate - maturing in 2029
Disclosure of detailed information about borrowings [line items]
Borrowed funds	294	258
Encumbrances on real estate in US Dollars, Maturing in 2024
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 67	$ 75